Commitments and Contingencies (Details Textual)		12 Months Ended
	Apr. 12, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Apr. 12, 2018 HKD ($)
Commitments and contingencies (Textual)
Operating lease expenses		$ 964,000	$ 572,000	$ 1,179,000
Total cost of acquisition	$ 3,700,000
Prepaid of acquire Investment	2,400,000
Business acquisition outstanding amount	$ 1,300,000
Business acquisition percentage	100.00%				100.00%
HKD [Member]
Commitments and contingencies (Textual)
Total cost of acquisition					$ 29,390,000